Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for the Principal Executive Officer (“PEO”)(1) (2)	Compensation Actually Paid to PEO(1) (3) (4)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (3) (5)	Average Compensation Actually Paid to Non-PEO NEOs(1) (3) (6)	Valuation of Initial Fixed $100 Investment Based on TSR(7)	Net Income (Loss) (in thousands)(8)
2025	$1,123,127	$948,928	$557,231	$439,295	$0.05	$(29,778)
2024	$919,310	$863,615	$422,407	$409,903	$1.45	$(34,946)
2023	$2,560,269	$803,949	$811,517	$420,395	$4.44	$(68,920)

(1)	We are a smaller reporting company pursuant to Rule 405 of the Securities Act and as such, we are only required to include information for the past three fiscal years in the table.
(2)
The dollar amounts reported in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the 2023, 2024, and 2025 fiscal years for Mr. Rood who served as our PEO for the applicable year. For additional information, see “Executive Compensation – Summary Compensation Table.”

(3)
For each of the three years presented in the above table, John C. Rood was our Principal Executive Officer (“PEO”). Our Non-PEO Named Executive Officers (“Non-PEO NEOs”) were (i) Jon Layman and Rob Schwarz in 2025, (ii) Paul Ney and Rob Schwarz in 2024, and (iii) Paul Ney and Rob Schwarz in 2023.

(4)
The dollar amounts reported in this column represent the amount of the “compensation actually paid” to Mr. Rood. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to Mr. Rood’s total compensation for each year to determine the compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Actually Paid to PEO	2025 ($)	2024 ($)	2023 ($)
Summary Compensation Table Totals for PEO.	1,123,127	919,310	2,560,269
Less: Stock Values Reported in SCT for the Covered Year ($)	(208,195)	—	(752,094)
Plus: Fair Value for Stock Granted and Vested in the Covered Year (on Vest Date) ($)	—	—	—
Plus: Fair Value of Outstanding Unvested Stock Granted in Covered Year at Year-End ($)	46,538	—	43,596
Plus: Change in Fair Value of Outstanding Unvested Stock from Prior Years at Year-End ($)	(4,512)	(30,821)	(794,671)
Plus: Change in Fair Value of Stock Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	(8,030)	(24,874)	(253,151)
Compensation Actually Paid	$948,928	$863,615	$803,949

(5)
The dollar amounts reported in this column represent the average of the amounts reported for the Non-PEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table as disclosed in the proxy statements for the applicable years.

(6)
The dollar amounts reported in this column for our Non-PEO NEOs as a group in each appliable year, represent averages of the “compensation actually paid” to the Non-PEO NEOs. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the average compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Summary Compensation Table Totals	557,231	422,407	811,517
Less: Stock Values Reported in SCT for the Covered Year ($)	(138,777)	—	(210,418)
Plus: Fair Value for Stock Granted and Vested in the Covered Year (on Vest Date) ($)	—	—	—
Plus: Fair Value of Outstanding Unvested Stock Granted in Covered Year at Year-End ($)	23,476	—	12,195
Plus: Change in Fair Value of Outstanding Unvested Stock from Prior Years at Year-End ($)	(1,778)	(7,209)	(129,402)

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Plus: Change in Fair Value of Stock Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	(857)	(5,296)	(63,499)
Compensation Actually Paid	$439,295	$409,903	$420,395

(7)
Cumulative Total Shareholder Return (“TSR”) represents the return on a fixed investment of $100 in our Class A common stock for the period beginning on the last trading day of 2022 through the last trading day of the applicable fiscal year.

(8)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for each year presented.

Named Executive Officers, Footnote
(2)
The dollar amounts reported in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the 2023, 2024, and 2025 fiscal years for Mr. Rood who served as our PEO for the applicable year. For additional information, see “Executive Compensation – Summary Compensation Table.”

(3)
For each of the three years presented in the above table, John C. Rood was our Principal Executive Officer (“PEO”). Our Non-PEO Named Executive Officers (“Non-PEO NEOs”) were (i) Jon Layman and Rob Schwarz in 2025, (ii) Paul Ney and Rob Schwarz in 2024, and (iii) Paul Ney and Rob Schwarz in 2023.

PEO Total Compensation Amount	$ 1,123,127	$ 919,310	$ 2,560,269
PEO Actually Paid Compensation Amount	$ 948,928	863,615	803,949
Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported in this column represent the amount of the “compensation actually paid” to Mr. Rood. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to Mr. Rood’s total compensation for each year to determine the compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Actually Paid to PEO	2025 ($)	2024 ($)	2023 ($)
Summary Compensation Table Totals for PEO.	1,123,127	919,310	2,560,269
Less: Stock Values Reported in SCT for the Covered Year ($)	(208,195)	—	(752,094)
Plus: Fair Value for Stock Granted and Vested in the Covered Year (on Vest Date) ($)	—	—	—
Plus: Fair Value of Outstanding Unvested Stock Granted in Covered Year at Year-End ($)	46,538	—	43,596
Plus: Change in Fair Value of Outstanding Unvested Stock from Prior Years at Year-End ($)	(4,512)	(30,821)	(794,671)
Plus: Change in Fair Value of Stock Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	(8,030)	(24,874)	(253,151)
Compensation Actually Paid	$948,928	$863,615	$803,949

Non-PEO NEO Average Total Compensation Amount	$ 557,231	422,407	811,517
Non-PEO NEO Average Compensation Actually Paid Amount	$ 439,295	409,903	420,395
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in this column for our Non-PEO NEOs as a group in each appliable year, represent averages of the “compensation actually paid” to the Non-PEO NEOs. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the average compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Summary Compensation Table Totals	557,231	422,407	811,517
Less: Stock Values Reported in SCT for the Covered Year ($)	(138,777)	—	(210,418)
Plus: Fair Value for Stock Granted and Vested in the Covered Year (on Vest Date) ($)	—	—	—
Plus: Fair Value of Outstanding Unvested Stock Granted in Covered Year at Year-End ($)	23,476	—	12,195
Plus: Change in Fair Value of Outstanding Unvested Stock from Prior Years at Year-End ($)	(1,778)	(7,209)	(129,402)

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Plus: Change in Fair Value of Stock Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	(857)	(5,296)	(63,499)
Compensation Actually Paid	$439,295	$409,903	$420,395

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid vs. Cumulative TSR of Company
The following chart illustrates the relationship between Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs against the Company’s TSR:

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs against the Company’s net income:

Total Shareholder Return Amount	$ 0.05	1.45	4.44
Net Income (Loss)	$ (29,778,000)	$ (34,946,000)	$ (68,920,000)
PEO Name	Mr. Rood	Mr. Rood	Mr. Rood
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (208,195)	$ 0	$ (752,094)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,538	0	43,596
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,512)	(30,821)	(794,671)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,030)	(24,874)	(253,151)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,777)	0	(210,418)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,476	0	12,195
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,778)	(7,209)	(129,402)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (857)	$ (5,296)	$ (63,499)